Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Parties and Their Relationships

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
Ji'an Aojuxun Information Consulting Service Co., Ltd.(“Ji'an Aojuxun”)	Ji’an Aojuxun is controlled by the immediate family member of the Group's senior management.
Shenzhen Aileyou Information Technology Co., Ltd.(Aileyou)*	Aileyou is an equity investment of the Group.
L.P. Technology Holdings Limited (“L.P.”)	L.P. is an equity investment of the Group.
Individual Director or Officer	Directors or officers of the Group.

*In June 2022, the Company has fully disposed all its shareholding in Aileyou, and which was no longer a related party of the Company after the disposal.

Schedule of Significant Related Party Transactions	services to related parties

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Provision of services to Aileyou	2,087	7,731	631
Total	2,087	7,731	631

(ii)
Purchase of goods and services from related parties

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Purchases of goods and services from Ji'an Aoxinlian	20,658	20,493	16,177
Purchases of goods and services from Ji'an Aojuxun	7,987	—	—
Total	28,645	20,493	16,177

Schedule of Amounts Due from Related Parties
(i)
Amounts due from related parties

	As of December 31,
	2021	2022
	(RMB in thousands)
Due from L.P. by the Group*	6,109	6,602
Total	6,109	6,602

*The amount represents the funds provided by the Group to L.P., primarily including loan of US$940,000.

Schedule of Amounts Due to Related Parties
(ii)
Amounts due to related parties

	As of December 31,
	2021	2022
	(RMB in thousands)
Due to Ji'an Aoxinlian by the Group	4,790	4,669
Due to individual Director or Officer and his/her immediate family members under investment programs offered by the Group *	15,027	-
Due to Aileyou by the Group	3,285	-
Total	23,102	4,669